Property, Plant and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure
 PROPERTY, PLANT AND EQUIPMENT

Fixed assets consisted of the following:

	December 31, 2013	December 31, 2012
	($ in thousands)
Equipment and machinery	$101	$101
Vehicles and transportation equipment	212	212
Office equipment, furniture, and fixtures	1,391	913
Computer equipment	12,247	9,475
Proved properties	1,156,895	1,213,622
Unproved properties	10,022	31,823
Construction in progress	6,636	3,390
	1,187,504	1,259,536
Less: accumulated depreciation, depletion and amortization	(363,053)	(276,752)
Net property plant and equipment	$824,451	$982,784

Amounts in the table above do not include the property, plant and equipment related to the Partnership's Midstream Business, as these amounts have been classified as assets held for sale within the audited consolidated balance sheets (See Note 18).

The following table sets forth the total depreciation, depletion, capitalized interest costs and impairment expense by type of asset within the Partnership's audited consolidated statements of operations:

	Year Ended December 31,
	2013	2012	2011
	($ in thousands)
Depreciation	$2,018	$1,795	$1,493
Depletion	$87,230	$88,413	$65,380

Impairment expense:
Proved properties (a)	$207,085	$38,943	$11,239
Unproved properties (b)	$7,201	$785	$489
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(a)
During the year ended December 31, 2013, the Partnership incurred impairment charges related primarily to certain proved properties, primarily in the Cana Shale in the Mid-Continent region and the Permian region, due to lower reserve forecasts. During the year ended December 31, 2012, the Partnership incurred impairment charges related to its proved properties in the Barnett Shale, East Texas and Permian regions that experienced reduced cash flows resulting from lower natural gas prices and continuing high operating costs associated with gas compression. During the year ended December 31, 2011, the Partnership incurred impairment charges related to certain proved properties in the Jourdanton field in South Texas, which included plans for five future drilling locations that the Partnership has determined not to pursue due to the current natural gas price environment.

(b)
During the year ended December 31, 2013, the Partnership incurred impairment charges related to certain leaseholds in the Mid-Continent regions that we expect to expire undrilled in 2014. During the year ended December 31, 2012, the Partnership incurred impairment charges related to certain unproved property leaseholds expected to expire undrilled in 2013. During the year ended December 31, 2011, the Partnership incurred impairment charges related to certain drilling locations in its unproved properties which the Partnership no longer intends to develop based on the performance of offsetting wells.

The table above does not include amounts related to the Partnership's Midstream Business, as these amounts have been classified as part of discontinued operations within the audited consolidated statements of operations (see Note 18).